American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2023

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Brazil — 8.3%
Embraer SA, ADR(1)(2)	6,245	97,672
MRV Engenharia e Participacoes SA	43,600	100,018
PRIO SA(1)	40,900	385,457
Santos Brasil Participacoes SA	63,100	109,073
Sendas Distribuidora SA	34,100	79,809
SLC Agricola SA	8,520	69,508
TOTVS SA	7,800	43,442
YDUQS Participacoes SA	40,500	166,431
		1,051,410
Canada — 0.5%
ERO Copper Corp.(1)	2,880	59,574
China — 6.3%
BOC Aviation Ltd.	7,300	54,753
China East Education Holdings Ltd.	122,500	52,515
China Education Group Holdings Ltd.(2)	57,592	48,940
China Overseas Property Holdings Ltd.	130,000	155,217
Far East Horizon Ltd.(2)	93,000	63,535
Jinxin Fertility Group Ltd.(1)(2)	79,500	39,758
Li Ning Co. Ltd.	7,500	35,447
Shenzhen Envicool Technology Co. Ltd., Class A	27,300	102,740
Tongcheng Travel Holdings Ltd.(1)	51,200	114,742
TravelSky Technology Ltd., H Shares	48,000	85,941
Xtep International Holdings Ltd.	53,000	52,429
		806,017
Greece — 1.5%
OPAP SA	11,609	196,025
Hong Kong — 1.5%
MGM China Holdings Ltd.(1)(2)	148,400	186,164
India — 22.9%
Alembic Pharmaceuticals Ltd.	7,686	72,067
AU Small Finance Bank Ltd.	15,180	132,512
Crompton Greaves Consumer Electricals Ltd.	13,987	50,667
Fortis Healthcare Ltd.	15,484	62,045
Indian Hotels Co. Ltd.	67,833	344,568
Jyothy Labs Ltd.	96,257	405,030
MakeMyTrip Ltd.(1)	3,133	124,255
PB Fintech Ltd.(1)	11,603	108,454
Persistent Systems Ltd.	1,826	118,306
Phoenix Mills Ltd.	12,856	279,323
Prestige Estates Projects Ltd.	31,468	244,716
Shriram Finance Ltd.	7,692	179,031
Supreme Industries Ltd.	1,718	92,462
Torrent Pharmaceuticals Ltd.	5,695	126,765
Varun Beverages Ltd.	30,504	330,990
VIP Industries Ltd.	8,696	69,860
WNS Holdings Ltd., ADR(1)	2,668	174,354
		2,915,405
Indonesia — 3.6%
Aneka Tambang Tbk PT	626,400	81,722

Ciputra Development Tbk PT	1,665,800	124,686
Mitra Adiperkasa Tbk PT	1,949,100	247,711
		454,119
Malaysia — 2.0%
Carlsberg Brewery Malaysia Bhd	18,800	81,940
Gamuda Bhd	177,900	172,709
		254,649
Mexico — 5.5%
Corp. Inmobiliaria Vesta SAB de CV(2)	64,537	238,609
Gentera SAB de CV	213,229	259,744
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(2)	2,238	207,239
		705,592
Peru — 0.4%
Intercorp Financial Services, Inc.	2,280	53,192
Philippines — 3.5%
Bloomberry Resorts Corp.(1)	1,292,400	252,478
International Container Terminal Services, Inc.	17,560	64,181
Security Bank Corp.	43,150	61,333
Wilcon Depot, Inc.	173,300	67,920
		445,912
Russia(3)†
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 5.7%
Arabian Contracting Services Co.	4,180	233,488
Leejam Sports Co. JSC	3,156	128,879
Riyadh Cables Group Co.	8,757	180,961
Saudi Airlines Catering Co.	6,233	178,984
		722,312
South Africa — 1.3%
Capitec Bank Holdings Ltd.	702	58,875
Clicks Group Ltd.	7,506	108,670
		167,545
South Korea — 11.0%
BGF retail Co. Ltd.	942	111,383
Cosmax, Inc.(1)	2,798	324,538
Dentium Co. Ltd.	825	76,971
Fila Holdings Corp.	3,341	95,664
Han Kuk Carbon Co. Ltd.	8,482	92,846
Hotel Shilla Co. Ltd.	1,082	72,077
Hyundai Mipo Dockyard Co. Ltd.(1)	1,216	83,591
Jeisys Medical, Inc.(1)	17,909	189,866
LG Innotek Co. Ltd.	428	87,258
Orion Corp./Republic of Korea	1,609	148,185
Samsung Engineering Co. Ltd.(1)	4,348	111,694
		1,394,073
Taiwan — 14.8%
Accton Technology Corp.	11,000	164,058
Airtac International Group	2,000	57,613
Alchip Technologies Ltd.	4,000	307,711
Bizlink Holding, Inc.	7,067	55,279
Chailease Holding Co. Ltd.	26,595	148,251
Chroma ATE, Inc.	14,000	122,470
Eclat Textile Co. Ltd.	4,000	63,727
Global Unichip Corp.	3,000	136,539
Gourmet Master Co. Ltd.	33,000	116,892

Great Tree Pharmacy Co. Ltd.	8,193	90,354
Himax Technologies, Inc., ADR(2)	8,059	49,240
King Yuan Electronics Co. Ltd.	90,000	216,390
Pegavision Corp.	6,000	72,471
Sercomm Corp.	21,000	79,802
Universal Vision Biotechnology Co. Ltd.	10,865	114,312
Winbond Electronics Corp.(1)	103,000	84,826
		1,879,935
Thailand — 7.3%
Bumrungrad Hospital PCL	42,800	316,400
Erawan Group PCL, NVDR(1)	1,556,100	246,562
Minor International PCL	128,200	122,545
Plan B Media PCL, F Shares	230,500	61,546
Thai Oil PCL	49,000	72,067
WHA Corp. PCL	771,800	114,531
		933,651
Turkey — 1.3%
Sok Marketler Ticaret AS	70,538	164,225
United Arab Emirates — 1.8%
Emirates Central Cooling Systems Corp.	444,211	223,394
TOTAL COMMON STOCKS (Cost $9,902,287)		12,613,194
EXCHANGE-TRADED FUNDS — 1.4%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	172,298
SHORT-TERM INVESTMENTS — 5.1%
Money Market Funds — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	367,903	367,903
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $48,225), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $47,248)		47,241
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $239,732), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $235,034)		235,000
		282,241
TOTAL SHORT-TERM INVESTMENTS (Cost $650,144)		650,144
TOTAL INVESTMENT SECURITIES — 105.7% (Cost $10,691,408)		13,435,636
OTHER ASSETS AND LIABILITIES — (5.7)%		(724,249)
TOTAL NET ASSETS — 100.0%		$12,711,387

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	23.8%
Consumer Staples	15.0%
Industrials	13.0%
Information Technology	11.1%
Real Estate	9.1%
Health Care	8.5%
Financials	8.4%
Energy	3.6%
Materials	2.5%
Communication Services	2.4%
Utilities	1.8%
Exchange-Traded Funds	1.4%
Short-Term Investments	5.1%
Other Assets and Liabilities	(5.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $699,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $731,809, which includes securities collateral of $363,906.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$97,672	$953,738	—
India	298,609	2,616,796	—
Mexico	207,239	498,353	—
Peru	53,192	—	—
Taiwan	49,240	1,830,695	—
Other Countries	—	6,007,660	—
Exchange-Traded Funds	—	172,298	—
Short-Term Investments	367,903	282,241	—
	$1,073,855	$12,361,781	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.